UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 82.8%
Consumer Discretionary 22.4%
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	6,130,000	5,562,975
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)	9,013,000	8,258,161
Aztar Corp., 7.875%, 6/15/2014	10,390,000	10,987,425
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009 (b)	1,972,000	2,090,320
Caesars Entertainment, Inc., 8.875%, 9/15/2008	4,105,000	4,310,250
Charter Communications Holdings LLC:
8.625%, 4/1/2009 (b)	1,150,000	885,500
9.625%, 11/15/2009	255,000	196,350
10.25%, 9/15/2010	18,890,000	18,937,225
144A, 10.25%, 9/15/2010	5,540,000	5,540,000
11.0%, 10/1/2015	18,274,000	15,989,750
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	4,169,000	3,288,299
CSC Holdings, Inc.:
7.25%, 7/15/2008	3,185,000	3,188,981
7.875%, 12/15/2007	10,350,000	10,479,375
Dex Media East LLC/Financial, 12.125%, 11/15/2012	31,250,000	35,078,125
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	7,672,000	6,521,200
EchoStar DBS Corp.:
6.625%, 10/1/2014	1,045,000	982,300
144A, 7.125%, 2/1/2016	3,380,000	3,253,250
Foot Locker, Inc., 8.5%, 1/15/2022	5,033,000	5,077,039
Ford Motor Co., 7.45%, 7/16/2031 (b)	3,030,000	2,189,175
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	18,510,000	17,723,325
Friendly Ice Cream Corp., 8.375%, 6/15/2012 (b)	2,355,000	2,025,300
General Motors Corp.:
8.25%, 7/15/2023 (b)	7,999,000	6,299,213
8.375%, 7/15/2033 (b)	5,475,000	4,407,375
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	19,065,000	20,923,837
Gregg Appliances, Inc., 9.0%, 2/1/2013	2,125,000	1,960,313
Hertz Corp., 144A, 8.875%, 1/1/2014	8,265,000	8,471,625
ION Media Networks, Inc., 144A, 11.318% **, 1/15/2013	3,450,000	3,458,625
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	11,245,000	10,612,469
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	7,295,000	7,331,475
Lear Corp.:
Series B, 5.75%, 8/1/2014	245,000	199,675
Series B, 8.11%, 5/15/2009 (b)	9,485,000	9,247,875
Levi Strauss & Co., 9.74% **, 4/1/2012 (b)	2,105,000	2,141,838
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	540,000	490,391
8.25%, 2/1/2030 (b)	4,510,000	4,316,692
8.5%, 7/15/2029	5,890,000	5,728,449
Linens ‘n Things, Inc., 144A, 10.702% **, 1/15/2014 (b)	3,490,000	3,306,775
Mediacom Broadband LLC, 8.5%, 10/15/2015	275,000	264,000
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	2,840,000	2,747,700
11.0%, 6/15/2012 (b)	565,000	480,250
MGM MIRAGE:
8.375%, 2/1/2011 (b)	3,085,000	3,162,125

9.75%, 6/1/2007		5,545,000	5,697,488
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		6,135,000	6,480,094
NCL Corp., 10.625%, 7/15/2014		1,250,000	1,228,125
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		9,505,000	7,699,050
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		12,285,000	12,807,112
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		1,675,000	1,731,531
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		21,923,000	22,635,497
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		3,680,000	3,532,800
10.545% **, 5/15/2010		9,970,000	10,181,862
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)		16,661,000	17,993,880
Rexnord Corp., 10.125%, 12/15/2012		2,645,000	2,928,914
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		14,836,000	15,503,620
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		8,210,000	7,696,875
Six Flags, Inc.:
8.875%, 2/1/2010		1,135,000	1,078,250
9.75%, 4/15/2013 (b)		9,715,000	8,925,656
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014 (b)		3,645,000	3,380,738
Toys “R” Us, Inc., 7.375%, 10/15/2018		1,981,000	1,404,034
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		20,745,000	19,941,131
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		15,488,000	16,920,640
11.75%, 2/15/2013	EUR	2,760,000	4,033,230
United Auto Group, Inc., 9.625%, 3/15/2012		14,469,000	15,120,105
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		2,633,000	2,721,864
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014 (b)		15,390,000	14,081,850
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		22,610,000	18,879,350

			480,718,723
Consumer Staples 3.0%
Alliance One International, Inc., 11.0%, 5/15/2012		3,341,000	3,173,950
Birds Eye Foods, Inc., 11.875%, 11/1/2008 (b)		7,141,000	7,274,894
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		3,740,000	3,108,875
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		1,070,000	1,043,607
9.0%, 4/15/2031		16,040,000	17,589,625
Harry & David Holdings, Inc., 10.231% **, 3/1/2012		3,410,000	3,239,500
North Atlantic Trading Co., 9.25%, 3/1/2012		7,745,000	6,234,725
Swift & Co.:
10.125%, 10/1/2009 (b)		1,560,000	1,587,300
12.5%, 1/1/2010 (b)		1,056,000	1,050,720
Viskase Co., Inc., 11.5%, 6/15/2011		18,895,000	19,532,706

			63,835,902
Energy 8.1%
Belden & Blake Corp., 8.75%, 7/15/2012		15,580,000	15,813,700
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		7,985,000	7,945,075
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		3,900,000	3,558,750
6.875%, 1/15/2016 (b)		11,060,000	10,451,700
7.75%, 1/15/2015 (b)		1,375,000	1,378,438
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		8,840,000	8,221,200
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		9,671,000	8,462,125
144A, 8.375%, 5/1/2016		7,390,000	7,279,150
El Paso Production Holding Corp., 7.75%, 6/1/2013		6,300,000	6,347,250
Frontier Oil Corp., 6.625%, 10/1/2011		11,570,000	11,078,275
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007		9,715,000	9,715,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)		3,660,000	3,129,300
Plains Exploration & Production Co.:
7.125%, 6/15/2014		4,558,000	4,489,630
Series B, 8.75%, 7/1/2012 (b)		3,640,000	3,812,900

Range Resources Corp., 7.5%, 5/15/2016	1,650,000	1,629,375
Southern Natural Gas, 8.875%, 3/15/2010	13,205,000	13,947,821
Stone Energy Corp.:
6.75%, 12/15/2014	16,060,000	16,120,225
144A, 8.24% **, 7/15/2010	2,955,000	2,955,000
Transmeridian Exploration, Inc., 144A, 12.0%, 12/15/2010	4,554,000	4,599,540
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)	22,201,000	23,033,537
8.75%, 3/15/2032 (b)	9,737,000	10,588,987

		174,556,978
Financials 11.2%
AAC Group Holding Corp., 144A, (PIK), 12.75%, 10/1/2012 (b)	2,840,000	2,840,000
Alamosa Delaware, Inc., 11.0%, 7/31/2010	4,958,000	5,429,010
Ashton Woods USA LLC, 9.5%, 10/1/2015	9,070,000	8,026,950
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	3,105,000	3,105,000
7.875%, 12/1/2015	2,310,000	2,367,750
8.0%, 6/15/2011	5,413,000	5,521,260
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	1,813,865	0
Ford Motor Credit Co.:
7.25%, 10/25/2011	23,760,000	21,076,902
7.375%, 10/28/2009	48,210,000	44,571,977
7.875%, 6/15/2010 (b)	11,560,000	10,664,008
General Motors Acceptance Corp.:
6.875%, 9/15/2011 (b)	51,165,000	48,819,596
8.0%, 11/1/2031 (b)	26,758,000	25,718,452
H&E Equipment/Finance:
11.125%, 6/15/2012	3,895,000	4,301,210
12.5%, 6/15/2013	2,135,000	2,399,099
Ipayment, Inc., 144A, 9.75%, 5/15/2014	3,140,000	3,124,300
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	10,625,000	11,050,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	12,752,000	13,995,320
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	9,609,000	7,254,795
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	4,980,000	4,905,300
Universal City Development, 11.75%, 4/1/2010	13,615,000	14,823,331

		239,994,260
Health Care 1.2%
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016 (b)	7,395,000	7,247,100
144A, 11.418% **, 6/15/2014 (b)	1,130,000	1,127,175
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	18,585,000	18,259,762

		26,634,037
Industrials 8.5%
Allied Security Escrow Corp., 11.375%, 7/15/2011	5,135,000	4,980,950
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	11,646,000	12,344,760
American Color Graphics, 10.0%, 6/15/2010 (b)	5,985,000	4,264,313
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	4,279,000	4,407,370
Browning-Ferris Industries:
7.4%, 9/15/2035	9,568,000	8,515,520
9.25%, 5/1/2021	5,165,000	5,242,475
Case New Holland, Inc., 9.25%, 8/1/2011	13,605,000	14,319,262
Cenveo Corp., 7.875%, 12/1/2013 (b)	10,191,000	9,936,225
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	10,890,000	10,699,425
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	9,240,000	9,424,800
144A, 11.44% **, 7/1/2012 (b)	3,640,000	3,712,800
Congoleum Corp., 8.625%, 8/1/2008 *	6,765,000	6,697,350
DRS Technologies, Inc., 7.625%, 2/1/2018	5,475,000	5,447,625
Education Management LLC, 144A, 8.75%, 6/1/2014	2,980,000	2,950,200

K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	10,055,000	8,722,712
8.875%, 4/1/2012 (b)	10,625,000	10,571,875
Kansas City Southern:
7.5%, 6/15/2009	2,235,000	2,235,000
9.5%, 10/1/2008	16,244,000	17,015,590
Kinetek, Inc., Series D, 10.75%, 11/15/2006	14,257,000	14,185,715
Millennium America, Inc., 9.25%, 6/15/2008	4,625,000	4,740,625
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	1,095,000	1,212,713
Ship Finance International Ltd., 8.5%, 12/15/2013	2,870,000	2,726,500
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	8,762,000	9,419,150
Xerox Capital Trust I, 8.0%, 2/1/2027	3,180,000	3,191,925
Xerox Corp., 6.4%, 3/15/2016	6,605,000	6,233,469

		183,198,349
Information Technology 3.9%
L-3 Communications Corp.:
5.875%, 1/15/2015	11,550,000	10,770,375
Series B, 6.375%, 10/15/2015	3,380,000	3,227,900
Lucent Technologies, Inc., 6.45%, 3/15/2029	29,660,000	25,211,000
Sanmina-SCI Corp., 8.125%, 3/1/2016	8,195,000	7,990,125
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	9,380,000	9,696,575
UGS Corp., 10.0%, 6/1/2012	9,645,000	10,368,375
Unisys Corp., 7.875%, 4/1/2008	16,380,000	16,380,000

		83,644,350
Materials 11.4%
ARCO Chemical Co., 9.8%, 2/1/2020	26,701,000	31,373,675
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	2,940,000	1,771,350
Chemtura Corp., 6.875%, 6/1/2016	4,505,000	4,352,956
Constar International, Inc., 11.0%, 12/1/2012 (b)	1,455,000	1,091,250
Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	2,815,000	2,237,925
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	2,660,000	2,108,050
Dayton Superior Corp.:
10.75%, 9/15/2008	2,035,000	2,065,525
13.0%, 6/15/2009 (b)	6,070,000	5,296,075
Equistar Chemical Funding, 10.625%, 5/1/2011	6,925,000	7,435,719
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	9,820,000	9,918,200
GEO Specialty Chemicals, Inc., 144A, 13.479% **, 12/31/2009	17,095,000	14,894,019
Greif, Inc., 8.875%, 8/1/2012	5,090,000	5,357,225
Hexcel Corp., 6.75%, 2/1/2015	4,435,000	4,146,725
Huntsman LLC, 11.625%, 10/15/2010	15,191,000	16,786,055
IMC Global, Inc., 10.875%, 8/1/2013 (b)	19,429,000	21,614,762
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	3,970,000	3,965,037
International Steel Group, Inc., 6.5%, 4/15/2014	3,075,000	2,905,875
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	6,675,000	4,772,625
Lyondell Chemical Co., 10.5%, 6/1/2013	1,905,000	2,095,500
Massey Energy Co.:
6.625%, 11/15/2010 (b)	8,120,000	7,998,200
6.875%, 12/15/2013	4,060,000	3,775,800
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	16,112,000	13,534,080
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	16,923,500	18,277,380
144A, 13.0%, 9/30/2013	5,819,827	5,848,926
OM Group, Inc., 9.25%, 12/15/2011 (b)	1,980,000	2,039,400
Omnova Solutions, Inc., 11.25%, 6/1/2010	15,840,000	16,790,400
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	3,700,000	3,885,000
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	11,182,105	167,732
Pliant Corp., (PIK), 11.625%, 6/15/2009	7	8
Radnor Holdings Corp., 11.0%, 3/15/2010	2,760,000	1,076,400
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	2,479,000	2,649,431

TriMas Corp., 9.875%, 6/15/2012	9,098,000	8,324,670
United States Steel Corp., 9.75%, 5/15/2010	9,645,000	10,271,925
Witco Corp., 6.875%, 2/1/2026	2,360,000	2,100,400
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	3,690,000	3,062,700

		243,991,000
Telecommunication Services 4.9%
American Cellular Corp., Series B, 10.0%, 8/1/2011	4,593,000	4,834,132
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	2,265,000	2,242,350
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	12,980,000	12,785,300
8.375%, 1/15/2014 (b)	8,950,000	8,815,750
Dobson Communications Corp., 8.875%, 10/1/2013	4,200,000	4,126,500
Insight Midwest LP, 9.75%, 10/1/2009	3,530,000	3,600,600
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	25,635,000	26,093,303
PanAmSat Corp., 144A, 9.0%, 6/15/2016	5,175,000	5,252,625
Qwest Corp., 7.25%, 9/15/2025	8,515,000	7,961,525
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	990,000	986,288
9.875%, 2/1/2010	3,130,000	3,219,988
144A, 10.899% **, 11/1/2012 (b)	1,130,000	1,159,663
Triton PCS, Inc., 8.5%, 6/1/2013	3,420,000	3,137,850
Ubiquitel Operating Co., 9.875%, 3/1/2011	3,795,000	4,127,062
US Unwired, Inc., Series B, 10.0%, 6/15/2012	6,746,000	7,488,060
Windstream Corp., 144A, 8.625%, 8/1/2016	7,875,000	8,052,187

		103,883,183
Utilities 8.2%
AES Corp., 144A, 8.75%, 5/15/2013	32,915,000	35,219,050
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	22,835,000	24,262,187
CMS Energy Corp., 8.5%, 4/15/2011	20,485,000	21,355,613
Mirant North America LLC, 144A, 7.375%, 12/31/2013	235,000	226,775
Mission Energy Holding Co., 13.5%, 7/15/2008	28,294,000	31,547,810
NRG Energy, Inc.:
7.25%, 2/1/2014	9,800,000	9,555,000
7.375%, 2/1/2016	19,840,000	19,344,000
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	23,478,000	25,356,240
Sierra Pacific Resources:
6.75%, 8/15/2017	5,505,000	5,201,240
8.625%, 3/15/2014	3,065,000	3,246,895

		175,314,810

Total Corporate Bonds (Cost $1,838,179,256)		1,775,771,592
Foreign Bonds - US$ Denominated 12.7%
Consumer Discretionary 1.8%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	16,051,000	17,214,697
Shaw Communications, Inc., 8.25%, 4/11/2010	3,750,000	3,871,875
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	15,427,000	13,074,383
Unity Media GmbH, 144A, 10.375%, 2/15/2015	2,210,000	2,110,550
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	2,520,000	2,331,000

		38,602,505
Energy 1.0%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	2,875,000	3,299,062
OAO Gazprom, 144A, 9.625%, 3/1/2013	11,955,000	13,703,419
Secunda International Ltd., 13.068% **, 9/1/2012	5,060,000	5,287,700

		22,290,181
Financials 1.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	15,749,000	18,150,722

Doral Financial Corp., 5.91% **, 7/20/2007		12,770,000	12,164,038
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		4,380,000	3,591,600

			33,906,360
Health Care 0.6%
Biovail Corp., 7.875%, 4/1/2010		13,399,000	13,566,488
Industrials 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012		7,390,000	7,870,350
10.25%, 6/15/2007		15,830,000	16,304,900
12.5%, 6/15/2012		5,844,000	6,443,010
Stena AB, 9.625%, 12/1/2012		2,085,000	2,215,313
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *		441,000	70,560

			32,904,133
Materials 2.3%
Cascades, Inc., 7.25%, 2/15/2013		11,278,000	10,432,150
ISPAT Inland ULC, 9.75%, 4/1/2014		11,338,000	12,500,145
Novelis, Inc., 144A, 7.25%, 2/15/2015		9,275,000	8,904,000
Rhodia SA, 8.875%, 6/1/2011		11,334,000	11,291,498
Tembec Industries, Inc., 8.625%, 6/30/2009		9,608,000	5,260,380

			48,388,173
Sovereign Bonds 0.8%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)		4,696,000	5,231,344
Republic of Argentina, 4.889% **, 8/3/2012		6,480,000	5,244,078
United Mexican States, 5.625%, 1/15/2017 (b)		5,716,000	5,315,880

			15,791,302
Telecommunication Services 3.1%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		11,245,000	9,389,575
Embratel, Series B, 11.0%, 12/15/2008 (b)		1,343,000	1,463,870
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		1,605,000	1,396,350
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		4,335,000	4,443,375
Intelsat Ltd., 5.25%, 11/1/2008		5,565,000	5,231,100
Millicom International Cellular SA, 10.0%, 12/1/2013		965,000	1,075,975
Mobifon Holdings BV, 12.5%, 7/31/2010		12,715,000	14,399,737
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		11,230,000	11,426,525
144A, 10.125%, 7/15/2013		5,055,000	5,143,462
144A, 10.75%, 7/15/2016		4,215,000	4,288,763
Stratos Global Corp., 144A, 9.875%, 2/15/2013		7,570,000	7,115,800

			65,374,532

Total Foreign Bonds - US$ Denominated (Cost $279,055,360)			270,823,674
Foreign Bonds - Non US$ Denominated 0.8%
Consumer Discretionary 0.3%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	6,570,000	7,605,042
Sovereign Bonds 0.5%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	9,256,572	9,903,844

Total Foreign Bonds - Non US$ Denominated (Cost $17,922,267)			17,508,886
Loan Participation 1.5%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.56%**, 6/4/2010		3,625,000	3,625,000
Nortel Networks Corp., LIBOR plus 3.25%, 8.878%**, 2/15/2007		28,765,000	28,747,022

Total Loan Participation (Cost $32,398,969)			32,372,022
		Shares	Value ($)

Warrants 0.0%

Dayton Superior Corp., 6/15/2009, 144A*	560	0
DeCrane Aircraft Holdings, Inc., 9/30/2008, 144A*	16,090	0
TravelCenters of America, Inc., 5/1/2009 *	1,993	249

Total Warrants (Cost $8,186)		249
	Units	Value ($)

Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	6,700,000	5,427,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	10,520,000	7,890,000

Total Other Investments (Cost $13,530,786)		13,317,000
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	136,705	68,352
GEO Specialty Chemicals, Inc. 144A*	12,448	6,225
IMPSAT Fiber Networks, Inc.*	75,842	640,865

Total Common Stocks (Cost $6,004,539)		715,442
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75%, (PIK)	326	2,273,850
144A, Series AI, 9.75%, (PIK)	65	453,375

Total Convertible Preferred Stocks (Cost $2,737,425)		2,727,225
Securities Lending Collateral 10.1%
Daily Assets Fund Institutional, 5.1% (c) (d) (Cost $216,889,797)	216,889,797	216,889,797
Cash Equivalents 0.8%
Cash Management QP Trust, 5.07% (e) (Cost $15,937,233)	15,937,233	15,937,233
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,422,663,818)	109.4	2,346,063,120
Other Assets and Liabilities, Net	(9.4)	(201,953,639)

Net Assets	100.0	2,144,109,481

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity			Acquisition
Securities	Coupon %	Date	Principal Amount ($)		Cost ($)	Value ($)
Congoleum Corp.	8.625	8/1/2008	6,765,000	USD	6,665,724	6,697,350
Eaton Vance Corp., CDO II	13.68	7/15/2012	1,813,865	USD	1,697,739	0
Grupo Iusacell SA de CV	10.0	7/15/2004	1,605,000	USD	973,163	1,396,350
Oxford Automotive, Inc.	12.0	10/15/2010	11,182,105	USD	1,158,686	167,732
Supercanal Holding SA	11.5	5/15/2005	441,000	USD	44,100	70,560
					10,539,412	8,331,992

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $214,732,018 which is 10.0% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of June 30, 2006, the Fund had the following open forward foreign currency

				Settlement	Unrealized
	Contracts to Deliver		In Exchange For	Date	Appreciation ($)
EUR	879,171	USD	1,132,125	9/15/2006	1,837
EUR	410,424	USD	530,372	9/15/2006	2,719
EUR	393,171	USD	509,392	9/15/2006	3,920
USD	5,313,344	EUR	4,169,945	9/15/2006	47,659
USD	3,579,320	EUR	2,836,247	9/15/2006	70,042
EUR	23,896,057	USD	30,862,952	9/15/2006	141,484
Total unrealized appreciation					267,661

				Settlement	Unrealized
	Contracts to Deliver		In Exchange For	Date	Depreciation ($)
USD	993,344	EUR	771,526	9/15/2006	(1,447)
EUR	315,679	USD	400,754	9/15/2006	(5,092)
Total unrealized depreciation					(6,539)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006